INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
Schedule of Components of Tax Benefit (Expense)
	Years ended December 31,
	2015	2016	2017
Income (Loss) before income tax
PRC	$-	$(69,465)	$2,938,038
Other jurisdictions	20,190,079	296,039	583,861

Total	20,190,079	226,574	3,521,899

Current tax benefit (expense)
PRC	-	-	(11,926)
Other jurisdictions	(34,721)	(283,829)	(222,094)

Subtotal	(34,721)	(283,829)	(234,020)
Deferred tax benefit (expense)		-
PRC	-	-	1,402
Other jurisdictions	57,912	151,737	(89,450)

Subtotal	57,912	151,737	(88,048)

Total income tax benefit (expense)	$23,191	$(132,092)	$(322,068)

Schedule of Principal Components of Deferred Income Tax Assets and Liabilities
	At December 31,
	2016	2017
Deferred tax assets:
Accrued expenses	$-	$6,254
Tax losses	3,482,010	3,234,651
Others	-	55,282
Total gross deferred tax assets	3,482,010	3,296,187
Valuation allowance on deferred tax assets	(3,334,464)	(3,236,889)
Net deferred tax assets	$147,546	$59,298

Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate
	Years ended December 31,
	2015	2016	2017
PRC applicable income tax rate	25%	25%	25%
Valuation allowance	1%	26%	(3)%
Preferential tax rate	-	-	(24)%
Effect of different tax rate of subsidiaries	(22)%	20%	(4)%
Others	(4)%	(13)%	(4)%
Effective income tax rate	0%	58%	(10)%

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday

	Year ended December 31,
	2015	2016	2017
	USD	USD	USD

Preferential tax effect	$-	$-	$845,010
Basic earnings per share from continuing operations effect -decrease	-	-	-
Diluted earnings per share from continuing operations effect -decrease	$-	$-	$-